Financial risk management - Summary of Gross Carrying Amount For Loans At Amortized Cost Based On Credit Ratings (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	¥ 21,481,116	¥ 21,271,427
Banking Business in Financial Services Segment Normal [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	3,141,644	2,772,366
Banking Business in Financial Services Segment Normal [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	3,141,262	2,771,928
Banking Business in Financial Services Segment Normal [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	382	438
Banking Business In Financial Services Segment Other Than Normal [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	5,601	6,051
Banking Business In Financial Services Segment Other Than Normal [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	2,177	2,543
Banking Business In Financial Services Segment Other Than Normal [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	3,424	3,508
Housing Loan [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	3,130,073	2,753,517
Other Loan [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	17,172	24,900
Total Loans [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	3,147,245	2,778,417
Gross carrying amount [member] | Housing Loan [Member] | Banking Business in Financial Services Segment Normal [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	3,124,550	2,747,562
Gross carrying amount [member] | Housing Loan [Member] | Banking Business in Financial Services Segment Normal [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	3,124,410	2,747,406
Gross carrying amount [member] | Housing Loan [Member] | Banking Business in Financial Services Segment Normal [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	140	156
Gross carrying amount [member] | Housing Loan [Member] | Banking Business In Financial Services Segment Other Than Normal [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	5,523	5,955
Gross carrying amount [member] | Housing Loan [Member] | Banking Business In Financial Services Segment Other Than Normal [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	2,173	2,532
Gross carrying amount [member] | Housing Loan [Member] | Banking Business In Financial Services Segment Other Than Normal [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	3,350	3,423
Gross carrying amount [member] | Other Loan [Member] | Banking Business in Financial Services Segment Normal [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	17,094	24,804
Gross carrying amount [member] | Other Loan [Member] | Banking Business in Financial Services Segment Normal [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	16,852	24,522
Gross carrying amount [member] | Other Loan [Member] | Banking Business in Financial Services Segment Normal [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	242	282
Gross carrying amount [member] | Other Loan [Member] | Banking Business In Financial Services Segment Other Than Normal [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	78	96
Gross carrying amount [member] | Other Loan [Member] | Banking Business In Financial Services Segment Other Than Normal [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	4	11
Gross carrying amount [member] | Other Loan [Member] | Banking Business In Financial Services Segment Other Than Normal [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	¥ 74	¥ 85